Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net earnings	$ 100.4	$ 105.6
Items that may be subsequently reclassified to earnings:
Foreign currency translation adjustment	5.6	(1.8)
Net gain (loss) on hedge of net investment in foreign operations (net of income tax expense of $0.2 million and $0.4 million, respectively)	(0.2)	4.8
Effective portion of changes in fair value of derivatives designated as cash flow hedges (net of income tax expense of $1.1 million and income tax recovery of $0.4 million, respectively)	(2.0)	(7.2)
Net change in fair value of derivatives designated as cash flow hedges transferred to earnings (net of income tax recovery of $1.2 and $0.1 million, respectively)	(4.9)	(1.0)
Net change in fair value of available-for-sale financial assets (net of income tax recovery of $0.1 million and income taxes of $nil, respectively)	(0.7)	0.1
Total other comprehensive income (loss) that may be reclassified to profit or loss, net of tax	(2.2)	(5.1)
Items that will not be subsequently reclassified to earnings:
Actuarial losses on defined benefit pension plans and other post-retirement benefit plans (net of income tax expense of $9.4 million and income tax recovery of $0.6 million, respectively)	(3.2)	(8.3)
Total other comprehensive income (loss) that will not be reclassified to profit or loss, net of tax	(3.2)	(8.3)
Other comprehensive loss, net of income taxes	(5.4)	(13.4)
Comprehensive income	$ 95.0	$ 92.2